SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include allowance for doubtful accounts, the useful lives of long‑lived assets, impairment of long‑lived assets and goodwill, fair value measurement of long-term equity securities without readily determinable fair value, long‑term available‑for‑sale securities, purchase price allocation for business acquisition, share‑based compensation, 2021 Series A1 note adopting the fair value option before modification (Note 9), the valuation allowance for deferred tax assets and income taxes. Actual results could differ from those estimates, and such differences may be material to the consolidated financial statements.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model‑derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Fair value of financial instruments

Fair value of financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, cash-segregated for regulatory purpose, term deposits, financial instruments held, at fair value, derivative assets or liabilities in relation to the Company’s derivative transactions, receivables from or payables to customers, receivables from or payables to brokers, dealers, clearing organizations, amounts due from or to related parties, long‑term equity securities without readily determinable fair value, long-term available‑for‑sale securities and convertible bonds. The Company carries its financial instruments held, at fair value, long‑term available‑for‑sales securities at fair value. Financial instruments held, at fair value, based upon quoted market price, mainly consist of stocks, funds and US treasuries. The carrying amounts of cash and cash equivalents, cash-segregated for regulatory purpose, term deposits, receivables from or payables to customers, receivables from or payables to brokers, dealers and clearing organizations, amounts due from or to related parties approximate their fair values due to the short‑term maturities of these instruments. The fair value of convertible bonds that adopted fair value option (2021 Series A1 Note) was measured using binomial-lattice option valuation model and significant unobservable inputs included share price, volatility, expected dividend, risk free interest rate and bond yield. The carrying amounts of convertible bonds issued approximate their fair values.

Derivative financial instruments

Derivative financial instruments

The Company may acquire derivative financial instruments (i.e., warrants) during the course of its IPO distribution services. The Company does not use derivative financial instruments for speculative purposes. The Company records the derivative financial instruments in financial instrument held, at fair value on its consolidated balance sheets and measures these instruments at fair value. As of December 31, 2024 and 2025, the Company held nil derivative financial instruments in the Company’s consolidated balance sheets. For the years ended December 31, 2023, 2024 and 2025, the Company recognized nil, nil and nil realized loss, as well as nil, nil and nil unrealized loss in other income in the Company’s consolidated statements of comprehensive income, respectively.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits with financial institutions, term deposits with an original maturity of three months or less and highly liquid investments, which are unrestricted from withdrawal or use, or which have original maturities of three months or less when purchased.

Cash-segregated for regulatory purposes

Cash-segregated for regulatory purpose

Certain subsidiaries of the Company are obligated by rules mandated by their primary regulators to segregate or set aside amount of cash deposited by the customer and the Company. Such regulations are promulgated to protect customer assets and meet the capital adequacy and other regulatory requirement. A corresponding payable to customers is recorded upon receipt of the cash from the customer. Restricted cash represents cash and cash equivalents that are subject to withdrawal or usage restrictions. Cash segregated for regulatory purposes meets the definition of restricted cash and is included in “cash, cash equivalents and restricted cash” in the consolidated statements of cash flows.

As of December 31, 2024 and 2025, TradeUP Securities, the Company’s broker-dealer subsidiary located in the USA, had a cash of US$1,301,618,645 and US$1,460,326,491 segregated for the exclusive benefit of customers under Rule 15c3-3 of the Securities Exchange Act.

Term deposits	Term deposits Term deposits consist of bank deposits with an original maturity of greater than three months.
Receivables from and payables to Customers

Receivables from and payables to Customers

Receivables from customers include the margin loans extended to consolidated accounts customers by the Group. Securities owned by the customers, which are not recorded in the consolidated balance sheets, are held as collateral for amounts due on the loan receivables. Receivables from customers are recorded net of allowance for doubtful accounts. Revenues earned from the margin loan transactions are included in interest income. Amounts receivable from customers that are determined by management to be uncollectible when the fair value of the collateral falls under the carrying value of the receivables and are recorded as bad debt expense in General and administrative in the consolidated statements of comprehensive income.

The Group’s New Zealand subsidiary offered housing loans with collateral of properties in 2024 and 2025. The housing loans were fixed interest rate loans with mortgages on the applicable properties. Interest is accrued and repaid monthly and the principal amounts are repaid upon maturity. The outstanding balance of the housing loans were US$12.4 million and US$29.6 million as of December 31, 2024 and 2025, respectively. The Group’s allowance for housing loans represents management’s estimate of expected credit losses over the remaining expected life of such loans that measured at amortized cost. Changes in the allowance are recorded in the provision for credit losses on the Group’s consolidated statements of comprehensive income. The Group applied a probability of default and loss given default (“PD/LGD”) method to determine the allowance. The PD/LGD method was based on probability of default, loss given default (i.e. the magnitude of the loss if there is a default) and the exposure at default. The assessment of the probability of default and loss given default is based on historical data and forward-looking credit parameters.

For the years ended December 31, 2023, 2024, US$294,778 and US$14,292,716 of allowance for receivables from customers were recorded, respectively. During the year ended December 31, 2025, the company reversed US$1,777,415 of the previously recognized provisions due to customer repayments activities and the liquidation of borrower’s stock collateral by management.

The table below presents the movement of allowance for receivables from customers for the year ended December 31, 2024 and 2025.

	2024	2025
	US$	US$
Balance as of January 1,	991,286	15,284,002
Additional/(Reversal)	14,292,716	(1,777,415)
Write-off	—	(8,456,086)
Balance as of December 31,	15,284,002	5,050,501

Payables to customers represent the closing cash balance to the customers, which include cash deposit and cash collateral received or advanced from consolidated account customers derived from security borrowing and lending activities.

The Company receives or advances cash collateral, in an amount equals to or in excess of the fair value of the securities borrowed and loaned by customers. The Company monitors the market value of securities borrowed and loaned on a daily basis, with additional collateral obtained or refunded as permitted contractually. Interest income and interest expense are recorded on an accrual basis.

Receivables from and Payables to brokers, dealers and clearing organizations

Receivables from and Payables to brokers, dealers and clearing organizations

Receivables from brokers, dealers and clearing organizations include customers’ cash deposits, the Group’s revenue receivables, cash collateral received for consolidated account customers’ security borrowing and lending activities, and net receivables arising from unsettled trades.

Payables to brokers, dealers and clearing organizations include borrowed margin and cash collaterals received from securities borrowing and lending transactions.

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Receivables from and Payables to brokers, dealers and clearing organizations (Continued)

Securities borrowing transactions require the Group to deposit cash with the lender, and securities lending transactions result in the Company receiving collateral in the form of cash from the brokers, dealers and clearing organization. The cash collateral advanced to or received from the brokers are in an amount generally equal to or in excess of the market value of the securities that borrowed or loaned by the consolidated account customers. The Group monitors the market value of securities borrowed and loaned on a daily basis, with additional collateral obtained or refunded as permitted contractually. Interest income and interest expense are recorded on an accrual basis.

Prepaid expenses and other current assets

Prepaid expenses and other current assets

Prepaid expenses and other current assets mainly include service fees receivables generated from the Group’s wealth management service, initial public offering (“IPO”) distribution service and promotional and advertisement service, given the related revenue is separately recorded in Other revenues (see Note 2 Revenue recognition iv).

Prepaid expenses and other current assets are recorded net of allowance for doubtful accounts. For the years ended December 31, 2024 and 2025, nil and US$3,109,742 of allowance for prepaid expenses and other current assets were recorded, respectively. Please refer to Note 3 for disclosure of prepaid expenses and other current assets.

Crypto assets held

Crypto assets held

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2023-08, Intangibles—Goodwill and Other—Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets (“ASU 2023-08”). Before adoption of ASU 2023-08, the Group recorded its crypto assets in Property, equipment and intangible assets, net as Others in the consolidated balance sheets. ASU 2023-08 requires certain crypto assets to be measured at fair value separately on the balance sheet with changes reported in the statement of operations each reporting period.

The Group adopted this guidance from January 1, 2025, and recorded such crypto asset balance in Crypto assets held as of December 31, 2025, with a cumulative-effect adjustment of US$2,294,229 to the opening balance of Retained earnings.

Crypto-assets safeguarding liability and corresponding safeguarding asset

Crypto-assets safeguarding liability and corresponding safeguarding asset

In March 2025, the FASB issued ASU 2025-02, Liabilities (Topic 405): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin (“SAB”) No. 122, which amended the Accounting Standards Codification to remove the text of SAB 121 “Accounting for Obligations to Safeguard Crypto-Assets an Entity Holds for its Platform Users” as it has been rescinded by the issuance of SAB 122. Retrospective application to all prior periods presented in the financial statements is required. SAB 122 requires that an entity who has an obligation to safeguard crypto-assets for others should determine whether to recognize a liability related to the risk of loss under such an obligation, and if so, the measurement of such a liability, by applying the recognition and measurement requirements in accordance with FASB ASC Subtopic 450-20, “Loss Contingencies.” As of December 31, 2024 and 2025, respectively, no loss events have been identified. The Group adopted this guidance with retrospective application to all prior periods presented and the previously reported amount in the consolidated balance sheets is immaterial.

Property, equipment, and intangible assets, net
2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Property, equipment, and intangible assets, net

Property and equipment mainly consist of electronic equipment, office equipment, leasehold improvements and software. The property and equipment are carried at cost less accumulated depreciation. Depreciation is calculated on a straight‑line basis over the following estimated useful lives:

Electronic equipment	3 years
Office equipment	5-14.25 years
Software	3-5 years
Leasehold improvement	Shorter of the lease terms or the estimated useful lives of the assets

Intangible assets mainly consist of the brokerage’s license in USA, New Zealand, Hong Kong and Australia acquired by the Company, which are recognized as intangible assets with indefinite life, and it should not be amortized until its useful life is determined to be no longer indefinite. An intangible asset that is not subject to amortization is tested for impairment at least annually or if events or changes in circumstances indicate that the asset might be impaired. The Group also holds a trademark which is an intangible asset with a definite useful life of around 8 years. Intangible assets with definite lives are carried at cost less accumulated amortization and impairment loss, if any, and are amortized using the straight-line method over the estimated economic lives.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations. Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired.

Goodwill is tested for impairment at the reporting unit level on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of each reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long‑term rate of growth for the Group’s business, estimation of the useful life over which cash flows will occur, and determination of the Group’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

The Group first assesses relevant events and circumstances to determine whether it is necessary to perform the two-step goodwill impairment test. If, after assessing the totality of events or circumstances such as those described in the preceding paragraph, the Group determines that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then the first and second steps of the goodwill impairment test are unnecessary. The first step of the goodwill impairment test, used to identify potential impairment, compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit is greater than zero and its fair value exceeds its carrying amount, goodwill of the reporting unit is considered not impaired and the second step of the impairment test is unnecessary. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. The Group concluded that the estimated fair value of the reporting unit substantially exceeded the underlying carrying value as of December 31, 2024 and 2025. No impairment charge was recognized for the years ended December 31, 2023, 2024 and 2025.

Lease

Lease

The Group leases offices and other facilities in different cities in the PRC, New Zealand, Singapore, USA and other countries. The Group determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use assets on its consolidated balance sheets at the lease commencement. The Group measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on the more readily determinable of the rate implicit in the lease or its incremental borrowing rate, which is the estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Group estimates its respective incremental borrowing rate for each jurisdiction based on their analysis of publicly traded debt securities of companies with credit and financial profiles similar to its own. The Group measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing operating lease expense when the lessor makes the underlying asset available to the Group. The Group’s leases have remaining lease terms of up to three years, some of which include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group did not include renewal option periods in the lease term for which it is not reasonably certain to exercise.

For short-term leases, the Group records operating lease expense in its consolidated statements of comprehensive income on a straight-line basis over the lease term and record variable lease payments as incurred.

Long-term investments

Long‑term investments

The Group’s long‑term investments consist of equity securities without readily determinable fair values, and available‑for‑sale securities.

(a)
Equity securities without readily determinable fair values

For investments in equity securities without readily determinable fair values, the Group elects to use the measurement alternative defined as cost, less impairment, adjusted by observable price change. The Group reviews its equity securities without readily determinable fair values investments for impairment at each reporting period by performing a qualitative assessment considering impairment indicators. The Group also make a reasonable effort to identify observable price changes in orderly transactions for the identical or a similar investment of the same issuer in each accounting period for equity securities without readily determinable fair values and adjust the carrying amount to reflect their fair value once observable price changes have been identified. The Group recorded nil, nil and US$200,237 impairment loss on its equity securities without readily determinable fair values during the years ended December 31, 2023, 2024 and 2025.

(b)
Available‑for‑sale securities

For investments which are determined to be debt securities, the Group accounts for them as long‑term available‑for‑sale securities when they are not classified as either trading or held‑to‑maturity investments.

Available‑for‑sale securities are carried at its fair value and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income or loss to extent not credit related.

The Group reviews its investments for other than credit-related impairment based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, the Group’s intent and ability to hold the investment, and the financial condition and near term prospects of the investees. The Group recorded nil, nil and nil credit-related impairment losses on its available‑for‑sale securities during the years ended December 31, 2023, 2024 and 2025, respectively.

Equity method investment

Equity method investment

In accordance with ASC 323 Investment – Equity Method and Joint Ventures, the Group accounts for an equity method investment over which it has significant influence but does not own a majority of the equity interest or otherwise controls and the investments are either common stock or in substance common stock using the equity method. The Group’s share of the investee’s profit and loss is recognized in the consolidated statements comprehensive income of the period. The Group choose to apply the nature of the distribution approach when receiving distributions from equity method investee in the consolidated statements of cash flow.

An impairment loss on the equity method investments is recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary. The Group recorded nil, nil and nil impairment losses on its equity method investment during the years ended December 31, 2023, 2024 and 2025, respectively.

Convertible Bonds

Convertible Bonds

The Group’s convertible bonds may be settled entirely or partially in cash at the Company’s option. They were not issued at a substantial premium and do not contain conversion features that are required to be accounted for as derivatives, and therefore in accordance with ASC 470-20 Debt with Conversion and Other Options, the Group accounts for its convertible bonds as a single instrument classified as a liability. Please refer to Note 9 for disclosure of convertible bond payable.

Revenue recognition

Revenue recognition

Revenue from contracts with customers is recognized when or as the Group satisfies its performance obligations by transferring the promised services to the customers. A service is transferred to a customer when or as the customer obtains control of that service. A performance obligation may be satisfied at a point in time or over time. Revenue from a performance obligation satisfied at a point in time is recognized at the point in time that the Group determines the customer obtains control over the promised service. Revenue from a performance obligation satisfied over time is recognized by measuring the Group’s progress in satisfying the performance obligation in a manner that depicts the transfer of the services to the customer. The amount of revenue recognized reflects the consideration the Group expects to receive in exchange for those promised services (i.e., the “transaction price”).

The Group’s revenues from contracts with customers are recognized when the performance obligations are satisfied at an amount that reflects the consideration expected to be received in exchange for such services. The majority of the Group’s performance obligations are satisfied at a point in time upon the successful execution and clearing of the customer’s trade order. Revenue is collected from the Group’s clearing partners in the brokerage business or from the customers directly by debiting their brokerage account with the Group.

Nature of Services

The Group’s services under contracts with customers are mainly related to its commission earned from its online brokerage business under the consolidated accounts (which customer information are not disclosed to the broker) and the fully disclosed accounts. The Group’s main sources of revenue from contracts with customers are as follows:

i)
Commissions earned for the Group’s online brokerage business in customers’ fully disclosed accounts and consolidated accounts are charged for each customer trade order executed and cleared by broker on a trade date basis and are reported as commissions in the consolidated statements of comprehensive income.

According to the attributes of transactions under consolidated accounts, the Group provides brokerage service for its customers. Commission fees are deducted from the customer’s account at the time of trade order initiation and a pre‑determined portion is directed to the broker. The Group recognizes revenue at the time of execution of the order (i.e., trade date) on a gross basis as the Group is determined to be the primary obligor in fulfilling the trade order initiated by the customer.

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Revenue recognition (Continued)

Nature of Services (Continued)

ii)
According to the attributes of transactions under fully disclosed accounts, the Group provides the agreed services to its customers in facilitating the trades. Every time the broker executes and clears a trade, the broker collects the commissions, deducts its pre‑determined portion and returns the rest of the commission fees to the Group. Accordingly, the commission fee is recorded on a net basis. Financing service fees are related to margin loans and securities borrowing and lending activities provided by the brokers under the fully disclosed accounts. Revenue is recognized over the period that the margin loans and securities borrowing and lending activities are outstanding.
iii)
Interest income is generated from margin loans and securities borrowing and lending activities provided to consolidated account customers, interest income from bank deposits and US Treasuries. Interest income is recognized on an accrual basis.
iv)
Other revenues consist of the revenue arising from fund management service, IPO distribution service, currency exchange service and others. Wealth management service is mainly derived from fund management which the Group acts as a fund manager mainly in Singapore. Wealth management revenue is mainly recognized over the service period. The related revenue from wealth management service amounted at US$704,119, US$929,740 and US$19,888,336 for the years ended December 31, 2023, 2024 and 2025. Revenue from the IPO distribution service is derived from IPO underwriting and new share subscription services in relation to IPOs in the USA and Hong Kong capital market. IPO distribution revenue is generally recognized when the services are completed. The related revenue from IPO distribution services amounted at US$4,111,076, US$9,305,372 and US$18,171,176 for the years ended December 31, 2023, 2024 and 2025. Revenue from currency exchange service is charged to the Group’s clients for providing currency exchange service, which was recorded upon the time when the services are rendered to customers. The related revenue from currency exchange service amounted at US$5,326,985, US$9,462,749 and US$16,554,599 for the years ended December 31, 2023, 2024 and 2025. The Group also provides promotional and advertisement service and financial advisory service under the contracts with customers, which are recorded over the period of service provided.

Contract liabilities arise when customers remit contractual cash payments in advance of the Company satisfying its performance obligations under the contract and are derecognized when the revenue associated with the contract is recognized either when a milestone is met triggering the contractual right to bill the customer or when the performance obligation is satisfied. Contract liabilities are reported in deferred income and accrued expenses and other current liabilities-advanced from customers in the consolidated balance sheets.

Research and development expenses

Research and development expenses

Research and development expenses primarily consist of salaries and employee benefits, rental and depreciation expenses related to the development of the Group’s proprietary trading platform, back-end technology and customer relationship management system. For the years ended December 31, 2023, 2024 and 2025, US$63,458,798, US$80,128,144 and US$100,014,086 of research and development costs have all been expensed as incurred.

Occupancy, Depreciation and Amortization

Occupancy, Depreciation and Amortization

Occupancy expenses consist primarily of lease payments on office and data center leases and related occupancy costs, such as utilities. Depreciation and amortization expenses result from the depreciation of fixed assets, such as electronic equipment, office equipment as well as leasehold improvements and the amortization of intangible assets.

Share-based compensation

Share‑based compensation

Share‑based payment transactions with employees and managements, such as share options are measured based on the grant date fair value of the equity instrument. The Group has elected to recognize compensation expenses using the straight‑line method for all employee equity awards granted with graded vesting provided that the cumulative amount of compensation cost recognized at any date is at least equal to the portion of the grant‑date value of the options that are vested at that date, over the requisite service period of the award, which is generally the vesting period of the award. Compensation expenses for awards with performance conditions is recognized when it is probable that the performance condition will be achieved. The Group elects to recognize forfeitures when they occur. Compensation expenses for awards with service conditions is recognized on a straight-line method over the requisite service period.

The cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the awards. The incremental compensation cost is measured as the excess of the fair value of the modified award over the fair value of the modified award at the modification date. The incremental portion of share-based compensation for the vested portion is recognized immediately and the incremental portion of share-based compensation for the unvested portion is recognized over the remaining vesting period of the award. If an award is canceled without the concurrent grant of a replacement award or any other consideration, unrecognized compensation cost related to the canceled award is recognized immediately upon cancelation.

For awards granted with a performance condition that affects vesting, the performance condition is not considered in determining the award’s grant-date fair value; however, the performance condition is considered when estimating the quantity of awards that are expected to vest. No compensation expense is recorded for awards with a performance condition unless and until the performance condition is determined to be probable of achievement.

Income taxes

Income taxes

Current taxes are provided for in accordance with the laws of the relevant taxing authorities. Deferred taxes are recognized when temporary differences exist between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities, including those for net operating loss carryforwards are measured using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance if, in the opinion of management, it is more‑likely‑than‑not that some portion or all of the deferred tax assets will not be realized.

The Group accounts for uncertainty in income taxes by recording an unrecognized tax benefit resulting from tax positions taken or expected to be taken in a tax return. The financial statement effects of tax positions are recognized when the Group believes that it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. A tax position that meets the more likely than not recognition threshold is measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement. The Group presents interest and penalties, if any, related to income taxes in income tax expense.

The Group accounts for residual income tax effects in accumulated other comprehensive income due to a change in tax law or a change in judgment about realization of a valuation allowance using the portfolio method and only releases residual amounts when the entire portfolio is liquidated.

Comprehensive income or loss

Comprehensive income or loss

Comprehensive income or loss consists of two components, net income or loss and other comprehensive income or loss, net of tax. Other comprehensive income or loss refers to revenue, expenses, and gains and losses that are recorded as an element of shareholders’ equity but are excluded from net income or loss. The Group’s other comprehensive income or loss consists of foreign currency translation adjustments from its subsidiaries not using the US$ as their functional currency and the fair value change of long‑term available‑for‑sale securities of the Group, if any. Comprehensive income or loss is reported in the consolidated statements of comprehensive income.

Treasury stock

Treasury stock

The Group accounted for those shares repurchased as treasury stock at cost, Treasury stock, and is shown separately in the shareholders’ equity as the Company has not yet decided on the ultimate disposition of those shares acquired. When the Company decides to cancel the treasury stock, the difference between the original issuance price and the repurchase price is debited into additional paid-in capital. Refer to Note 15 for details.

Non-controlling interests

Non-controlling interests

For the Company’s consolidated subsidiaries, VIEs and the VIEs’ subsidiaries, non‑controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. Non‑controlling interests are classified as a separate line item in the equity section of the Group’s consolidated balance sheets and have been separately disclosed in the Group’s consolidated statements of comprehensive income to distinguish the interests from that of the Company.

Redeemable non-controlling interests

Redeemable non-controlling interests

Redeemable non-controlling interests represent preferred shares financing by a consolidated VIE’s subsidiary of the Group from preferred shareholders. As the preferred shares could be redeemed by such shareholders upon the occurrence of certain events that are not solely within the control of the Group, these preferred shares are accounted for as redeemable non-controlling interests. The Group accounts for the changes in accretion to the redemption value in accordance with ASC topic 480, Distinguishing Liabilities from Equity and recorded accretions on the preferred shares to the redemption value from the issuance dates to the earliest redemption dates.

Foreign currencies

Foreign currencies

The reporting currency of the Company is the US$. The Company and the Company’s subsidiaries with operations in the PRC, Hong Kong, New Zealand, Singapore, Australia, the United States and other jurisdictions use their respective local currencies as their functional currencies except for TBNZ which the functional currency is US$. The financial statements of the Company’s subsidiaries, other than the subsidiaries with functional currency in US$, are translated into US$ using the exchange rate as of the balance sheet date for assets and liabilities and the average daily exchange rate for each month for income and expense items. Translation gains and losses are recorded as a separate component of other comprehensive income (loss) in the consolidated statements of change in equity and consolidated statements of comprehensive income.

In the financial statements of the Company’s subsidiaries, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in other income in the consolidated statements of comprehensive income during the year in which they occur.

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents denominated in RMB in PRC domestic companies amounted to US$31,423,866, US$20,759,453 and US$20,830,209 as of December 31, 2023, 2024 and 2025, respectively.

Net income (loss) per share

Net income (loss) per share

The Group computes net income or loss per Class A and Class B ordinary share in accordance with ASC 260-10 Earnings Per Share: Overall, using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share in the losses.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting. As the liquidation and dividend rights are identical, the net incomes are allocated on a proportionate basis.

Basic net income or loss per share is computed by dividing net income or loss attributable to ordinary shareholders by the weighted average number of ordinary shares and contingently issuable shares outstanding during the period except that it does not include unvested restricted shares or repurchased ordinary shares subject to cancellation.

Diluted net income or loss per share is calculated by dividing net income or loss attributable to ordinary shareholders, as adjusted for the effect of dilutive potential ordinary shares, if any, by the weighted average number of ordinary shares outstanding and dilutive potential ordinary shares during the period. Potential ordinary shares are excluded in the denominator of the diluted net income or loss per share calculation if their effects would be anti-dilutive.

Concentration of credit risk

Concentration of credit risk

The Group’s exposure to credit risk associated with its trading and other activities is measured on an individual counterparty basis, as well as by groups of counterparties that share similar attributes. Concentrations of credit risk can be affected by changes in political, industry, or economic factors. To reduce the potential for risk concentration, credit limits are established and exposure is monitored in light of changing counterparty and market conditions. As of December 31, 2024 and 2025, the Group did not have any material concentrations of credit risk outside the ordinary course of business.

Concentration of revenue	Concentration of revenue There is no customer accounting for 10% or more of total revenues for the years ended December 31, 2023, 2024 and 2025, respectively.
Concentration of supplier

Concentration of supplier

The Group relies on third parties for the execution and clearing of trade requests made by customers. In instances where these parties fail to perform their obligations, the Group may be temporarily unable to find alternative suppliers to satisfactorily deliver services to its customers in a timely manner, if at all.

For the years ended December 31, 2023, 2024 and 2025, 16.6%, 10.6% and 6.6% of its total net revenues were executed and cleared by one supplier.

Current Expected Credit Losses

Current Expected Credit Losses

The Group adopted FASB ASC Topic 326 – Financial Instruments – Credit Losses (“ASC Topic 326”) since January 1, 2020. The Group’s in-scope assets are primarily subject to collateral maintenance provisions, such as margin loans extended to consolidated accounts customers by the Group for which the Company elected to apply the practical expedient of reporting the difference between the fair value of collateral and the amortized cost for the in-scope assets as the allowance for current expected credit losses (“CECL”). The Group applied a PD/LGD method to determine the allowance for the New Zealand housing loans. The PD/LGD method was based on probability of default, loss given default (i.e. the magnitude of the loss if there is a default) and the exposure at default. The assessment of the probability of default and loss given default is based on historical data and forward-looking credit parameters.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The amendments in this ASU are intended to improve financial reporting by requiring that public business entities disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. The guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Group is currently assessing the impact to its consolidated financial statements.

In November 2024, the FASB issued ASU 2024-04, Debt–Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversion of Convertible Debt Instruments, which clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. ASU 2024-04 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted for all entities that have adopted the amendments in Update 2020-06. The Group is in the process of evaluation the impact of adopting this new guidance on its consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amendments in this ASU are intended to address challenges encountered when applying the guidance in Topic 326, Financial Instruments—Credit Losses, to current accounts receivable and current contract assets arising from transactions accounted for under Topic 606, Revenue from Contracts with Customers. The guidance is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently assessing the impact to its consolidated financial statements.

In November 2025, the FASB issued ASU 2025-08, Financial Instruments—Credit Losses (Topic 326): Purchased Loans. The amendments in this ASU are intended to improve the decision usefulness of the financial reporting for acquired financial assets by requiring that purchased seasoned loans be accounted for using the gross-up approach. The guidance is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently assessing the impact to its consolidated financial statements.

In December 2025, the FASB issued ASU No. 2025-10, Government Grants (Topic 832). ASU No. 2025-10 establishes guidance on the recognition, measurement, and presentation of government grants received by business entities. The guidance is effective for annual reporting periods beginning after December 15, 2028, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently assessing the impact to its consolidated financial statements.